NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Detail) (USD $)	12 Months Ended			0 Months Ended					1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 24, 2014	Sep. 24, 2014	Sep. 19, 2014	Aug. 25, 2014	Jul. 21, 2014	Jan. 31, 2015	Aug. 26, 2014	Sep. 26, 2014	Mar. 13, 2015	Jan. 30, 2015	Jan. 28, 2015
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from Convertible Debt	$ 3,475,000	$ 0	$ 0
Debt Instrument, Convertible, Conversion Price	$ 11.75
Debt discount	1,225,573
Change in fair value of derivative liabilities	(1,805,990)	0	0
Convertible Debt [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Maturity Date						Sep. 19, 2015		Jul. 21, 2015
Debt Instrument, Face Amount	3,750,000					2,500,000		3,500,000
Proceeds from Convertible Debt				250,000	500,000	1,000,000	1,000,000	1,000,000
Debt Instrument, Interest Rate, Stated Percentage						5.00%		10.00%
Debt Instrument, Payment Terms						Repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.		Repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.
Debt Instrument, Description	In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.					The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures.
Debt Instrument, Convertible, Terms of Conversion Feature	Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt discount								275,000
Derivative Liability								1,885,000
Convertible Debt [Member] | Subsequent Event [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount													1,800,000	1,500,000
Debt Instrument, Convertible, Conversion Price									$ 5.00			$ 1.83
Conversion, percentage of weighted average price									51.00%
Consecutive Trading Days									20 days
Convertible Debt [Member] | Debt Instrument, Tranche Two [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						1,500,000		1,000,000
Proceeds from Convertible Debt										1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche One [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount						1,000,000		1,000,000
Proceeds from Convertible Debt								1,000,000
Convertible Debt [Member] | Debt Instrument, Tranche Three [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Debt Instrument, Face Amount								1,000,000
Proceeds from Convertible Debt											500,000
Convertible Debt [Member] | Debt Instrument, Tranche Four [Member]
NOTE 13 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY (Details) [Line Items]
Proceeds from Convertible Debt				$ 250,000